CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,772	$ 390	¥ 16,317
Restricted cash	106	15	2,935
Accounts receivable, net	752	106	370
Amounts due from related parties			201
Prepaid rent and deposit			571
Advances to suppliers	8,501	1,195	12,933
Other current assets	59,029	8,298	143,343
Total current assets	71,160	10,004	176,670
Non-current assets:
Property and equipment, net	500	70	38,940
Intangible assets, net	13,475	1,894	152,464
Other assets	10,405	1,464	9,556
Total non-current assets	24,380	3,428	200,960
Total assets	95,540	13,432	377,630
Current liabilities:
Accounts payable	122,667	17,244	320,269
Amounts due to related parties	4,831	679
Deferred revenue	129,930	18,265	171,157
Short-term debt	110,097	15,477	558,705
Rental instalment loans	15,756	2,215	18,094
Deposits from tenants	38,439	5,404	65,785
Contingent liabilities for payable for asset acquisition	165,033	23,200	164,254
Accrued expenses and other current liabilities	81,649	11,480	1,049,361
Total current liabilities	668,402	93,964	2,347,625
Non-current liabilities:
Long-term debt			201,041
Convertible note, net			313,870
Total non-current liabilities			514,911
Total liabilities	668,402	93,964	2,862,536
Commitments and contingencies (Note 16)
Deficit:
Treasury shares, at cost	0		(5)
Additional paid-in capital	2,954,625	415,355	1,845,295
Accumulated deficit	(3,558,667)	(500,270)	(4,378,690)
Accumulated other comprehensive income	29,453	4,140	38,784
Total FLJ Group Limited shareholders' deficit	(572,862)	(80,532)	(2,494,506)
Noncontrolling interest			9,600
Total deficit	(572,862)	(80,532)	(2,484,906)
Total liabilities and deficit	95,540	13,432	377,630
Class A Ordinary Shares
Deficit:
Ordinary shares value	¥ 1,727	$ 243	99
Class B Ordinary Shares
Deficit:
Ordinary shares value			¥ 11